Other financial assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]
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Debt instruments held	£ 29,215	£ 30,124
Other financial assets.	55,148	61,452	[1]	£ 59,485
VISA
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Other financial assets disposed off	186
SABB
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Other financial assets disposed off	383
Vocalink
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Other financial assets disposed off	16
Equity shares
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Other financial assets.	308	994
Equity shares | SABB
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Dividend income	15
Other loans
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Other financial assets.	353	365
MFVPL
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Debt instruments held	88	305
Other financial assets.	440	715
MFVPL | Other debt
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Debt instruments held	88	305
MFVPL | Equity shares
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Other financial assets.	14	45
MFVPL | Other loans
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Other financial assets.	338	365
FVOCI
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Debt instruments held	44,593	48,334
Other financial assets.	44,902	49,283
FVOCI | Central and local government | UK
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Debt instruments held	17,458	18,437
FVOCI | Central and local government | USA
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Debt instruments held	11,742	13,981
FVOCI | Central and local government | Other
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Debt instruments held	6,802	8,786
FVOCI | Other debt
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Debt instruments held	8,591	7,130
FVOCI | Equity shares
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Other financial assets.	294	949
Dividend income	5
FVOCI | Other loans
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Other financial assets.	15
Amortised cost
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Debt instruments held	9,806	11,454
Other financial assets.	9,806	11,454
Amortised cost | Central and local government | UK
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Debt instruments held	4,997	5,411
Amortised cost | Central and local government | USA
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Debt instruments held	235	242
Amortised cost | Central and local government | Other
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Debt instruments held	116	120
Amortised cost | Other debt
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Debt instruments held	4,458	5,681
Secured
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Debt instruments held	54,487	60,093
Secured | Central and local government | UK
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Debt instruments held	22,455	23,848
Secured | Central and local government | USA
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Debt instruments held	11,977	14,223
Secured | Central and local government | Other
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Debt instruments held	6,918	8,906
Secured | Other debt
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Debt instruments held	£ 13,137	£ 13,116

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.